Derivative Financial Instruments - Effect of Cash Flow Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Derivative Instruments, Gain (Loss) [Line Item]
Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) (Effective Portion)	$ 32,152	$ 9,146	$ (12,976)
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Item]
Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) (Effective Portion)	(473)	834	19
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Item]
Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) (Effective Portion)	20,209	4,166	(8,627)
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Item]
Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) (Effective Portion)	6,069	1,646	(2,059)
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Item]
Gains (Losses) Reclassified from Accumulated Other Comprehensive Income (Loss) (Effective Portion)	$ 6,347	$ 2,500	$ (2,309)